Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Commitments and contingencies

27. Commitments and contingencies

A.	Litigation

The Company’s pending lawsuit as a defendant as of June 30, 2026 is as follows:

Court	Plaintiff	Description	Claim amount	Status
	(In thousands of Korean won)
Seoul Central District Court	Individuals	Damages	4,600,000	The case has been pending since 2025.

The case, filed on July 11, 2025, relates to claims for damages and contractual penalties asserted against the Company and three current or former key management personnel, in connection with the plaintiffs’ acquisition of the Company’s shares and bonds with warrants. The Company has assessed that an unfavorable outcome is not probable and, accordingly, no provision has been recognized; furthermore, due to inherent uncertainties in the litigation, the Company is unable to reliably estimate the amount of any potential loss at this time. Based on the information currently available, including advice from legal counsel, the Company has determined that an outflow of resources embodying economic benefits is not probable.

B.	Significant commitments

Significant commitments the Company has entered into with financial institutions and others as of June 30, 2026 are as follows:

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
KYOBO Securities Co., Ltd	Operation fund	₩	40,000	-
Shinhan Card Co., Ltd.	Revolving credit (*)		30,000	6,241
Total		₩	70,000	6,241

(*)	The Company provides long-term bank deposit as collateral for the borrowing.

Significant commitments the Company has entered into with financial institutions and others as of December 31, 2025 are as follows:

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
KYOBO Securities Co., Ltd	Operation fund	₩	40,000	-
Shinhan Card Co., Ltd.	Revolving credit (*)		30,000	21,069
Total		₩	70,000	21,069

(*)	The Company provides current portion of long-term bank deposit as collateral for the borrowing.

C.	List of assets provided as collateral

The list of assets that the company provided as collateral as of June 30, 2026 and December 31, 2025 is as follows:

Account	Counterparty receiving the collateral	Usage restrictions	June 30, 2026	December 31, 2025
			(In thousands of Korean won)
Current portion of long-term bank deposit	Shinhan Card Co.,Ltd	Provided as collateral for revolving credit	30,000	30,000

31. Commitments and contingencies

A.	Litigation

The Company’s pending lawsuit as a defendant as of December 31, 2025 is as follows:

Court	Plaintiff	Description	Claim amount	Status
	(In thousands of Korean won)
Seoul Central District Court	Individuals	Damages	4,600,000	The case has been pending since 2025.

The case, filed on July 11, 2025, relates to claims for damages and contractual penalties asserted against the Company and three current or former key management personnel, in connection with the plaintiffs’ acquisition of the Company’s shares and bonds with warrants. The Company has assessed that an unfavorable outcome is not probable and, accordingly, no provision has been recognized; furthermore, due to inherent uncertainties in the litigation, the Company is unable to reliably estimate the amount of any potential loss at this time. Based on the information currently available, including advice from legal counsel, the Company has determined that an outflow of resources embodying economic benefits is not probable.

B.	Significant Commitments

Significant commitments the Company has entered into with financial institutions and others as of December 31, 2025 and 2024 are as follows:

			December 31, 2025
Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
KYOBO Securities Co., Ltd.	Operation fund	₩	40,000	-
Shinhan Card Co., Ltd.	Revolving credit (*)		30,000	21,069
Total		₩	70,000	21,069

(*)	The Company provides current portion of long-term bank deposit as collateral for the borrowing.

			December 31, 2024
Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
KYOBO Securities Co., Ltd.	Operation fund	₩	40,000	-
Shinhan Card Co., Ltd.	Revolving credit (*)		30,000	22,614
Total		₩	70,000	22,614

(*)	The Company provides Long-term bank deposit as collateral for the borrowing.

C.	List of assets provided as collateral

The list of assets that the Company provided as collateral as of December 31, 2025 and 2024 are as follows:

Account	Counterparty receiving the collateral	usage restrictions	2025	2024
			(In thousands of Korean won)
Current portion of long-term bank deposit	Shinhan Card Co., Ltd	Provided as collateral for revolving credit	30,000	30,000